JPMorgan Equity Income Fund Expense Example - A C I Shares [Member] - JPMorgan Equity Income Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 617
Expense Example, with Redemption, 3 Years	812
Expense Example, with Redemption, 5 Years	1,023
Expense Example, with Redemption, 10 Years	1,630
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,600
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	$ 871